CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Ifrs Statement [Line Items]
Amounts removed from equity and adjusted against fair value of financial assets on reclassification out of fair value through other comprehensive income measurement category, before tax	$ 0
Merger [Member]
Ifrs Statement [Line Items]
Amounts removed from equity and adjusted against fair value of financial assets on reclassification out of fair value through other comprehensive income measurement category, before tax	$ 38,420